Other revenues (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Revenues
Noncontrolling interests without SEI	SFr 0	SFr (2)	SFr 3
Loans held-for-sale	(14)	(4)	3
Long-lived assets held-for-sale	252	39	(18)
Equity method investments	232	228	233
Other investments	1,141	337	80
Other	959	799	908
Other revenues	2,570	1,397	1,209
Bank
Other Revenues
Other revenues	SFr 2,793	SFr 1,497	SFr 1,301